Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table and related disclosure are provided in compliance with SEC rules to summarize information regarding the relationship between “compensation actually paid” (as calculated under SEC rules) (“CAP”) for our CEO, who serves as our principal executive officer (“PEO”), and our non-PEO NEOs, on an average basis, and the Company’s financial performance.
The methodology for calculating amounts presented in the “CAP” column for the PEO and “Average CAP” column for the non-PEO NEOs, including amounts that were deducted from and added to the Summary Compensation Table totals, is provided in the footnotes to the table.
	PEO		NON-PEO NEOS		VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL ($)	CAP ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL ($)	AVERAGE CAP ($)(2)	COMPANY TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(3)	NET INCOME ($) (IN MILLIONS)	ROA	ROE(4)
2023	5,776,593	9,308,843	1,766,114	2,208,717	136	93	192.3	2.6%	26%
2022	5,163,721	6,111,718	1,440,330	1,454,993	112	82	130.2	1.8%	19%
2021	4,610,714	11,894,580	1,063,578	1,635,704	185	140	110.7	1.7%	18%
2020	4,665,714	7,714,341	913,486	1,121,643	105	89	80.1	1.3%	15%

(1)
Non-PEO NEOs consisted of Messrs. Frenkiel, DeRowe, Leto, and Harris in 2023, Frenkiel, Garry, Leto, and Harris in 2022, and Frenkiel, Connolly, Garry, and Pareigat in 2021 and 2020.

(2)
Values included in the “CAP” and “Average CAP” columns reflect the following adjustments from the values shown in the “Summary Compensation Table Total” and “Average Summary Compensation Table Total” columns, respectively (amounts shown for the non-PEO NEOs are averages).

(3)
For purposes of calculating peer group total shareholder return, the Nasdaq Bank Stock Index was used pursuant to Item 201(e) of Regulation S-K and as reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

(4)
ROE was identified as our “company-selected measure” (“CSM”) for fiscal year 2023 because it represents, in our view, the most important measure used to link CAP to performance.

Reconciliation of Summary Compensation Table Total to CAP
YEAR	EXECUTIVE(S)	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT EQUITY AWARDS REPORTED IN SUMMARY COMPENSATION TABLE ($)	ADD YEAR END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN YEAR ($)	CHANGE IN VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	CHANGE IN VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS WHICH VESTED IN YEAR ($)	CAP ($)
2023	PEO	5,776,593	2,000,000	2,554,581	2,046,475	931,194	9,308,843
	Non-PEO NEOs	1,766,114	1,343,750	1,473,252	130,347	182,753	2,208,717
2022	PEO	5,163,721	2,151,000	2,481,987	849,070	(232,060)	6,111,718
	Non-PEO NEOs	1,440,330	410,000	383,747	66,332	(25,416)	1,454,993
2021	PEO	4,610,714	1,601,000	2,645,690	5,404,398	834,778	11,894,580
	Non-PEO NEOs	1,063,578	195,000	262,370	337,484	167,272	1,635,704
2020	PEO	4,665,714	2,256,000	5,595,944	(199,002)	(92,315)	7,714,341
	Non-PEO NEOs	913,486	230,625	458,220	11,358	(30,796)	1,121,643

Company Selected Measure Name	ROE
Named Executive Officers, Footnote	(1) Non-PEO NEOs consisted of Messrs. Frenkiel, DeRowe, Leto, and Harris in 2023, Frenkiel, Garry, Leto, and Harris in 2022, and Frenkiel, Connolly, Garry, and Pareigat in 2021 and 2020.
Peer Group Issuers, Footnote
(3)
For purposes of calculating peer group total shareholder return, the Nasdaq Bank Stock Index was used pursuant to Item 201(e) of Regulation S-K and as reflected in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

PEO Total Compensation Amount	$ 5,776,593	$ 5,163,721	$ 4,610,714	$ 4,665,714
PEO Actually Paid Compensation Amount	$ 9,308,843	6,111,718	11,894,580	7,714,341
Adjustment To PEO Compensation, Footnote
(2)
Values included in the “CAP” and “Average CAP” columns reflect the following adjustments from the values shown in the “Summary Compensation Table Total” and “Average Summary Compensation Table Total” columns, respectively (amounts shown for the non-PEO NEOs are averages).
Reconciliation of Summary Compensation Table Total to CAP
YEAR	EXECUTIVE(S)	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT EQUITY AWARDS REPORTED IN SUMMARY COMPENSATION TABLE ($)	ADD YEAR END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN YEAR ($)	CHANGE IN VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	CHANGE IN VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS WHICH VESTED IN YEAR ($)	CAP ($)
2023	PEO	5,776,593	2,000,000	2,554,581	2,046,475	931,194	9,308,843
	Non-PEO NEOs	1,766,114	1,343,750	1,473,252	130,347	182,753	2,208,717
2022	PEO	5,163,721	2,151,000	2,481,987	849,070	(232,060)	6,111,718
	Non-PEO NEOs	1,440,330	410,000	383,747	66,332	(25,416)	1,454,993
2021	PEO	4,610,714	1,601,000	2,645,690	5,404,398	834,778	11,894,580
	Non-PEO NEOs	1,063,578	195,000	262,370	337,484	167,272	1,635,704
2020	PEO	4,665,714	2,256,000	5,595,944	(199,002)	(92,315)	7,714,341
	Non-PEO NEOs	913,486	230,625	458,220	11,358	(30,796)	1,121,643

Non-PEO NEO Average Total Compensation Amount	$ 1,766,114	1,440,330	1,063,578	913,486
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,208,717	1,454,993	1,635,704	1,121,643
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Values included in the “CAP” and “Average CAP” columns reflect the following adjustments from the values shown in the “Summary Compensation Table Total” and “Average Summary Compensation Table Total” columns, respectively (amounts shown for the non-PEO NEOs are averages).
Reconciliation of Summary Compensation Table Total to CAP
YEAR	EXECUTIVE(S)	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT EQUITY AWARDS REPORTED IN SUMMARY COMPENSATION TABLE ($)	ADD YEAR END VALUE OF UNVESTED EQUITY AWARDS GRANTED IN YEAR ($)	CHANGE IN VALUE OF UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS ($)	CHANGE IN VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS WHICH VESTED IN YEAR ($)	CAP ($)
2023	PEO	5,776,593	2,000,000	2,554,581	2,046,475	931,194	9,308,843
	Non-PEO NEOs	1,766,114	1,343,750	1,473,252	130,347	182,753	2,208,717
2022	PEO	5,163,721	2,151,000	2,481,987	849,070	(232,060)	6,111,718
	Non-PEO NEOs	1,440,330	410,000	383,747	66,332	(25,416)	1,454,993
2021	PEO	4,610,714	1,601,000	2,645,690	5,404,398	834,778	11,894,580
	Non-PEO NEOs	1,063,578	195,000	262,370	337,484	167,272	1,635,704
2020	PEO	4,665,714	2,256,000	5,595,944	(199,002)	(92,315)	7,714,341
	Non-PEO NEOs	913,486	230,625	458,220	11,358	(30,796)	1,121,643

Tabular List, Table
The following is an unranked list of the most important financial performance measures, including the CSM, linking CAP to Company performance for fiscal year 2023:
■ Return on Equity
■ Return on Assets
■ Net Income

Total Shareholder Return Amount	$ 136	112	185	105
Peer Group Total Shareholder Return Amount	93	82	140	89
Net Income (Loss)	$ 192,300,000	$ 130,200,000	$ 110,700,000	$ 80,100,000
Company Selected Measure Amount	26	19	18	15
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Non-GAAP Measure Description	(4) ROE was identified as our “company-selected measure” (“CSM”) for fiscal year 2023 because it represents, in our view, the most important measure used to link CAP to performance.
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	2.6	0.18	0.17	0.13
Name	Return on Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,000,000)	$ (2,151,000)	$ (1,601,000)	$ (2,256,000)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,554,581	2,481,987	2,645,690	5,595,944
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,046,475	849,070	5,404,398	(199,002)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	931,194	(232,060)	834,778	(92,315)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,343,750)	(410,000)	(195,000)	(230,625)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,473,252	383,747	262,370	458,220
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,347	66,332	337,484	11,358
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 182,753	$ (25,416)	$ 167,272	$ (30,796)
Non-PEO NEO | DeRowe
Pay vs Performance Disclosure
PEO Name	DeRowe
Non-PEO NEO | Leto
Pay vs Performance Disclosure
PEO Name	Leto
Non-PEO NEO | Harris
Pay vs Performance Disclosure
PEO Name	Harris
Non-PEO NEO | Frenkiel
Pay vs Performance Disclosure
PEO Name	Frenkiel